Employee Benefits and Other Expenses	12 Months Ended
Dec. 31, 2016
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Employee Benefits and Other Expenses

Note 20: Employee Benefits and Other Expenses
Pension and Postretirement Plans
We sponsor a frozen noncontributory qualified defined benefit retirement plan, the Wells Fargo & Company Cash Balance Plan (Cash Balance Plan), which covers eligible employees of Wells Fargo. The Cash Balance Plan was frozen on July 1, 2009, and no new benefits accrue after that date.
Prior to July 1, 2009, eligible employees’ Cash Balance Plan accounts were allocated a compensation credit based on a percentage of their certified compensation; the freeze discontinued the allocation of compensation credits after June 30, 2009. Investment credits continue to be allocated to participants’ accounts based on their accumulated balances.
Although not required, we made a $1.3 billion contribution to our Cash Balance Plan in 2016. We do not expect that we will be required to make a contribution to the Cash Balance Plan in 2017; however, this is dependent on the finalization of the actuarial valuation in 2017. Our decision of whether to make a contribution in 2017 will be based on various factors including the actual investment performance of plan assets during 2017. Given these uncertainties, we cannot estimate at this time the amount, if any, that we will contribute in 2017 to the Cash Balance Plan. For the nonqualified pension plans and postretirement benefit plans, there is no minimum required contribution beyond the amount needed to fund benefit payments; we may contribute more to our postretirement benefit plans dependent on various factors.
We provide health care and life insurance benefits for certain retired employees and we reserve the right to amend, modify or terminate any of the benefits at any time. In October 2016, the Wells Fargo & Company Retiree Plan (Retiree Plan), a postretirement plan, was amended and restated effective January 1, 2017. Significant changes included eliminating certain self-insured options and replacing these with a fully-insured Group Medicare Advantage Plan, adjusting employer subsidy amounts for the Group Medicare Advantage Plan premiums, and reducing retirement medical allowance amounts. These changes resulted in a net prior service credit of $177 million that reduced the Retiree Plan obligation.
The information set forth in the following tables is based on current actuarial reports using the measurement date of December 31 for our pension and postretirement benefit plans.
Table 20.1 presents the changes in the benefit obligation and the fair value of plan assets, the funded status, and the amounts recognized on the balance sheet.

Table 20.1: Changes in Benefit Obligation and Fair Value of Plan Assets

	December 31, 2016			December 31, 2015
	Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Change in benefit obligation:
Benefit obligation at beginning of year	$10,673	647	1,002	11,125	730	1,100
Service cost	3	—	—	2	—	6
Interest cost	422	26	39	429	25	42
Plan participants’ contributions	—	—	72	—	—	68
Actuarial loss (gain)	336	9	(82)	(196)	(25)	(56)
Benefits paid	(649)	(52)	(132)	(676)	(82)	(139)
Medicare Part D subsidy	—	—	9	—	—	9
Curtailment	—	—	—	—	—	(25)
Amendment	—	—	(177)	—	—	—
Foreign exchange impact	(11)	—	—	(11)	(1)	(3)
Benefit obligation at end of year	10,774	630	731	10,673	647	1,002
Change in plan assets:
Fair value of plan assets at beginning of year	8,836	—	568	9,626	—	624
Actual return on plan assets	642	—	30	(112)	—	2
Employer contribution	1,303	52	2	7	82	4
Plan participants’ contributions	—	—	72	—	—	68
Benefits paid	(649)	(52)	(132)	(676)	(82)	(139)
Medicare Part D subsidy	—	—	9	—	—	9
Foreign exchange impact	(12)	—	—	(9)	—	—
Fair value of plan assets at end of year	10,120	—	549	8,836	—	568
Funded status at end of year	$(654)	(630)	(182)	(1,837)	(647)	(434)
Amounts recognized on the balance sheet at end of year: Liabilities	$(654)	(630)	(182)	(1,837)	(647)	(434)

Table 20.2 provides information for pension plans with benefit obligations in excess of plan assets.

Table 20.2: Pension Plans with Benefit Obligations in Excess of Plan Assets

	Dec 31,	Dec 31,
(in millions)	2016	2015
Projected benefit obligation	$11,398	11,317
Accumulated benefit obligation	11,395	11,314
Fair value of plan assets	10,113	8,832

Table 20.3 presents the components of net periodic benefit cost and other comprehensive income.

Table 20.3: Net Periodic Benefit Cost and Other Comprehensive Income

	December 31, 2016			December 31, 2015			December 31, 2014
	Pension benefits			Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Service cost	$3	—	—	2	—	6	1	—	7
Interest cost	422	26	39	429	25	42	465	27	42
Expected return on plan assets	(608)	—	(30)	(644)	—	(35)	(629)	—	(36)
Amortization of net actuarial loss (gain)	146	12	(5)	108	18	(4)	91	11	(28)
Amortization of prior service credit	—	—	(2)	—	—	(3)	—	—	(2)
Settlement loss	5	2	—	—	13	—	—	2	—
Curtailment gain	—	—	—	—	—	(43)	—	—	—
Net periodic benefit cost	(32)	40	2	(105)	56	(37)	(72)	40	(17)
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	302	9	(82)	560	(25)	(23)	881	89	146
Amortization of net actuarial gain (loss)	(146)	(12)	5	(108)	(18)	4	(91)	(11)	28
Prior service cost (credit)	—	—	(177)	—	—	18	—	—	—
Amortization of prior service credit	—	—	2	—	—	3	—	—	2
Settlement	(5)	(2)	—	—	(13)	—	—	(2)	—
Total recognized in other comprehensive income	151	(5)	(252)	452	(56)	2	790	76	176
Total recognized in net periodic benefit cost and other comprehensive income	$119	35	(250)	347	—	(35)	718	116	159

Table 20.4 provides the amounts recognized in cumulative OCI (pre tax).

Table 20.4: Benefits Recognized in Cumulative OCI

	December 31, 2016			December 31, 2015
	Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Net actuarial loss (gain)	$3,279	163	(242)	3,128	168	(165)
Net prior service credit	(1)	—	(175)	(1)	—	—
Total	$3,278	163	(417)	3,127	168	(165)

The net actuarial loss for the defined benefit pension plans and other post retirement plans that will be amortized from cumulative OCI into net periodic benefit cost in 2017 is $152 million. The net prior service credit for other post retirement plans that will be amortized from cumulative OCI into net periodic benefit cost in 2017 is $10 million.
Plan Assumptions
For additional information on our pension accounting assumptions, see Note 1 (Summary of Significant Accounting Policies). Table 20.5 presents the weighted-average discount rates used to estimate the projected benefit obligation for pension benefits.

Table 20.5: Discount Rates Used to Estimate Projected Benefit Obligation

	December 31, 2016			December 31, 2015
	Pension benefits			Pension benefits
	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Discount rate	4.00%	4.00	4.00	4.25	4.25	4.25

Table 20.6 presents the weighted-average assumptions used to determine the net periodic benefit cost.

Table 20.6: Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost

	December 31, 2016			December 31, 2015			December 31, 2014
	Pension benefits			Pension benefits			Pension benefits
	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Discount rate (1)	3.99%	4.11	4.16	4.00	3.60	4.00	4.75	4.16	4.50
Expected return on plan assets	6.75	N/A	5.75	7.00	N/A	6.00	7.00	N/A	6.00

(1)	The discount rate for the 2016 qualified pension benefits and other benefits and for the 2016, 2015 and 2014 nonqualified pension benefits includes the impact of interim remeasurements.

To account for postretirement health care plans we used health care cost trend rates to recognize the effect of expected changes in future health care costs due to medical inflation, utilization changes, new technology, regulatory requirements and Medicare cost shifting. In determining the end of year benefit obligation we assumed an average annual increase of approximately 8.90%, for health care costs in 2017. This rate is assumed to trend down 0.50%-0.60% per year until the trend rate reaches an ultimate rate of 4.50% in 2026. The 2016 periodic benefit cost was determined using an initial annual trend rate of 9.30%. This rate was assumed to decrease 0.40%-0.60% per year until the trend rate reached an ultimate rate of 5.00% in 2024. Increasing the assumed health care trend by one percentage point in each year would increase the benefit obligation as of December 31, 2016, by $19 million and the total of the interest cost and service cost components of the net periodic benefit cost for 2016 by $1 million. Decreasing the assumed health care trend by one percentage point in each year would decrease the benefit obligation as of December 31, 2016, by $17 million and the total of the interest cost and service cost components of the net periodic benefit cost for 2016 by $1 million.

Investment Strategy and Asset Allocation
We seek to achieve the expected long-term rate of return with a prudent level of risk given the benefit obligations of the pension plans and their funded status. Our overall investment strategy is designed to provide our Cash Balance Plan with long-term growth opportunities while ensuring that risk is mitigated through diversification across numerous asset classes and various investment strategies. We target the asset allocation for our Cash Balance Plan at a target mix range of 25%-45% equities, 45%-65% fixed income, and approximately 10% in real estate, venture capital, private equity and other investments. The Employee Benefit Review Committee (EBRC), which includes several members of senior management, formally reviews the investment risk and performance of our Cash Balance Plan on a quarterly basis. Annual Plan liability analysis and periodic asset/liability evaluations are also conducted.
Other benefit plan assets include (1) assets held in a 401(h) trust, which are invested with a target mix of 40%-60% for both equities and fixed income, and (2) assets held in the Retiree Medical Plan Voluntary Employees’ Beneficiary Association (VEBA) trust, which are invested with a general target asset mix of 20%-40% equities and 60%-80% fixed income. In addition, the strategy for the VEBA trust assets considers the effect of income taxes by utilizing a combination of variable annuity and low turnover investment strategies. Members of the EBRC formally review the investment risk and performance of these assets on a quarterly basis.

Projected Benefit Payments
Future benefits that we expect to pay under the pension and other benefit plans are presented in Table 20.7.

Table 20.7: Projected Benefit Payments

	Pension benefits
(in millions)	Qualified	Non- qualified	Other Benefits
Year ended December 31,
2017	$794	78	52
2018	763	56	55
2019	754	52	55
2020	751	50	55
2021	754	47	55
2022-2026	3,548	208	254

Fair Value of Plan Assets
Table 20.8 presents the balances of pension plan assets and other benefit plan assets measured at fair value. In accordance with new accounting guidance that we adopted effective January 1, 2016, we do not classify an investment in the fair value hierarchy (Level 1, 2 or 3), if we use the non-published net asset value (NAV) per share (or its equivalent) that has been communicated to us as an investor as a practical expedient to measure fair value. We generally use NAV per share as the fair value measurement for certain investments, including some hedge funds and real estate holdings. This guidance was required to be applied retrospectively. Accordingly, certain prior period fair value disclosures have been revised to conform with current period presentation. Investments with published NAVs continue to be classified in the fair value hierarchy. See Note 17 (Fair Values of Assets and Liabilities) for fair value hierarchy level definitions.
Table 20.8: Pension and Other Benefit Plan Assets

	Carrying value at year end
	Pension plan assets				Other benefits plan assets
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
December 31, 2016
Cash and cash equivalents	$4	275	—	279	103	5	—	108
Long duration fixed income (1)	868	4,023	19	4,910	—	—	—	—
Intermediate (core) fixed income (2)	—	307	—	307	—	98	—	98
High-yield fixed income	5	258	—	263	—	—	—	—
International fixed income	54	261	—	315	—	—	—	—
Domestic large-cap stocks (3)	750	316	—	1,066	—	68	—	68
Domestic mid-cap stocks	205	124	—	329	—	18	—	18
Domestic small-cap stocks	185	12	—	197	—	10	—	10
Global stocks (4)	90	372	—	462	—	—	—	—
International stocks (5)	515	221	—	736	21	11	—	32
Emerging market stocks	—	277	—	277	—	—	—	—
Real estate	116	1	25	142	—	—	—	—
Hedge funds/absolute return	59	53	—	112	—	—	—	—
Other	—	77	8	85	3	—	23	26
Plan investments - excluding investments at NAV	$2,851	6,577	52	9,480	127	210	23	360
Investments at NAV (6)				592				189
Net receivables				48				—
Total plan assets				$10,120				549
December 31, 2015
Cash and cash equivalents	$5	109	—	114	119	3	—	122
Long duration fixed income (1)	446	3,253	16	3,715	—	—	—	—
Intermediate (core) fixed income (2)	4	499	—	503	—	110	—	110
High-yield fixed income	—	276	4	280	—	—	—	—
International fixed income	51	250	—	301	—	—	—	—
Domestic large-cap stocks (3)	809	328	—	1,137	—	71	—	71
Domestic mid-cap stocks	226	125	—	351	—	18	—	18
Domestic small-cap stocks	207	13	—	220	—	10	—	10
Global stocks (4)	48	161	—	209	—	—	—	—
International stocks (5)	463	287	—	750	22	11	—	33
Emerging market stocks	—	311	—	311	—	—	—	—
Real estate	109	1	33	143	—	—	—	—
Hedge funds/absolute return	—	55	—	55	—	—	—	—
Other	—	66	8	74	2	—	23	25
Plan investments - excluding investments at NAV	$2,368	5,734	61	8,163	143	223	23	389
Investments at NAV (6)				605				179
Net receivables				68				—
Total plan assets				$8,836				568

(1)
This category includes a diversified mix of assets which are being managed in accordance with a duration target of approximately 10 years and an emphasis on corporate credit bonds combined with investments in U.S. Treasury securities and other U.S. agency and non-agency bonds.

(2)
This category includes assets that are intermediate duration, investment grade bonds held in investment strategies benchmarked to the Barclays Capital U.S. Aggregate Bond Index. Also includes U.S. Treasury securities, agency and non-agency asset-backed bonds and corporate bonds.

(3)
This category covers a broad range of investment styles, including active, enhanced index and passive approaches, as well as style characteristics of value, core and growth emphasized strategies. Assets in this category are currently diversified across eight unique investment strategies with no single investment manager strategy representing more than 2.5% of total plan assets.

(4)
This category consists of four unique investment strategies providing exposure to broadly diversified, global equity investments, which generally have an allocation of 40-60% in U.S. domiciled equities and an equivalent allocation range in non-U.S. equities, with no single strategy representing more than 1.5% of total Plan assets.

(5)
This category includes assets diversified across five unique investment strategies providing exposure to companies in developed market, non-U.S. countries with no single strategy representing more than 2.5% of total plan assets.

(6)	Consists of certain investments that are measured at fair value using NAV per share (or its equivalent) as a practical expedient and are excluded from the fair value hierarchy.
Table 20.9 presents the changes in Level 3 pension plan and other benefit plan assets measured at fair value.

Table 20.9: Fair Value Level 3 Pension and Other Benefit Plan Assets

	Balance beginning of year	Gains (losses)		Purchases, sales and settlements (net)	Transfers Into/ (Out of) Level 3	Balance end of year
(in millions)		Realized	Unrealized (1)
Year ended December 31, 2016
Pension plan assets:
Long duration fixed income	$16	—	—	3	—	19
High-yield fixed income	4	—	—	(3)	(1)	—
Real estate	33	6	(1)	(13)	—	25
Other	8	—	—	—	—	8
Total pension plan assets	$61	6	(1)	(13)	(1)	52
Other benefits plan assets:
Other	$23	1	—	(1)	—	23
Total other benefit plan assets	$23	1	—	(1)	—	23
Year ended December 31, 2015
Pension plan assets:
Long duration fixed income	$12	—	—	1	3	16
High-yield fixed income	5	—	—	2	(3)	4
Real estate	32	—	1	—	—	33
Other	30	6	(4)	(24)	—	8
Total pension plan assets	$79	6	(3)	(21)	—	61
Other benefits plan assets:
Other	$22	—	—	1	—	23
Total other benefit plan assets	$22	—	—	1	—	23

(1)	All unrealized gains (losses) relate to instruments held at period end.

VALUATION METHODOLOGIES  Following is a description of the valuation methodologies used for assets measured at fair value.
Cash and Cash Equivalents – includes investments in collective investment funds valued at fair value based upon the fund’s NAV per share held at year-end. The NAV per share is quoted on a private market that is not active; however, the NAV per share is based on underlying investments traded on an active market. This group of assets also includes investments in registered investment companies valued at the NAV per share held at year-end and in interest-bearing bank accounts.
Long Duration, Intermediate (Core), High-Yield, and International Fixed Income – includes investments traded on the secondary markets; prices are measured by using quoted market prices for similar securities, pricing models, and discounted cash flow analyses using significant inputs observable in the market where available, or a combination of multiple valuation techniques. This group of assets also includes highly liquid government securities such as U.S. Treasuries, limited partnerships valued at the NAV, registered investment companies and collective investment funds described above.
Domestic, Global, International and Emerging Market Stocks – investments in exchange-traded equity securities are valued at quoted market values. This group of assets also includes investments in registered investment companies and collective investment funds described above.
Real Estate – includes investments in real estate, which are valued at fair value based on an income capitalization valuation approach. Market values are estimates, and the actual market price of the real estate can only be determined by negotiation between independent third parties in sales transactions. This group of assets also includes investments in exchange-traded equity securities and collective investment funds described above.
Hedge Funds / Absolute Return - includes investments in registered investment companies, limited partnerships and collective investment funds, as described above.
Other – insurance contracts that are stated at cash surrender value. This group of assets also includes investments in collective investment funds described above.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. While we believe our valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
Defined Contribution Retirement Plans
We sponsor a defined contribution retirement plan, the Wells Fargo & Company 401(k) Plan (401(k) Plan). Under the 401(k) Plan, after one month of service, eligible employees may contribute up to 50% of their certified compensation, subject to statutory limits. Eligible employees who complete one year of service are eligible for quarterly company matching contributions, which are generally dollar for dollar up to 6% of an employee’s eligible certified compensation. Matching contributions are 100% vested. The 401(k) Plan includes an employer discretionary profit sharing contribution feature to allow us to make a contribution to eligible employees’ 401(k) Plan accounts for a plan year. Eligible employees who complete one year of service are eligible for profit sharing contributions. Profit sharing contributions are vested after three years of service. Total defined contribution retirement plan expenses were $1.2 billion in 2016 and $1.1 billion in both 2015 and 2014.
Other Expenses
Table 20.10 presents expenses exceeding 1% of total interest income and noninterest income in any of the years presented that are not otherwise shown separately in the financial statements or Notes to Financial Statements.

Table 20.10: Other Expenses

	Year ended December 31,
(in millions)	2016	2015	2014
Outside professional services	$3,138	2,665	2,689
Operating losses	1,608	1,871	1,249
Operating leases	1,329	278	220
Contract services	1,203	978	975
Outside data processing	888	985	1,034
Travel and entertainment	704	692	904